Bow River Capital Evergreen Fund

Schedule of Investments

June 30, 2024 (Unaudited)

	Investment Strategy	Value
Private Investments - 82.6%
Direct Investments - 42.3%
Credit - 5.6%
AP DSB Co-Invest II, LP1,2,4	Private Credit Direct Investment	3,807
CL-EA Co-Investment Opportunities I, LP, 11.83% (SOFR1M + 6.50%), 12/31/2029, principal $3,000,000[1,3,5]	Private Credit Direct Investment	5,242,349
Corsair Blade IV (Luxembourg) S.a.r.l., 9.46% (EurlBOR3M + 5.75%, principal EUR 279,840) and 10.95% (SONIA + 5.75%, principal GPB 1,931,512 ), 4/22/2031[1,3]	Private Credit Direct Investment	3,463,882
Digital Alpha Solutions Fund, LP, 14.86% (SOFR3M + 9.50% PIK + CSA)[1,2]	Private Credit Direct Investment	4,353,769
Palmer Square Loan Funding 2021-3, Ltd.[1]	Private Credit Direct Investment	1,298,089
PARIOU SLP, 8.00% PIK, 10/31/2030, principal EUR 5,208,720[1,2]	Private Credit Direct Investment	5,588,177
Pathstone Family Office, LLC, 12.15% (SOFR1M + 6.75% + CSA), 5/19/2029, principal $3,000,000[1,3]	Private Credit Direct Investment	2,967,337
Polaris Newco, 14.45% (SOFR3M + 9.00%, 1.00% Floor), 6/3/2029, principal $2,150,195[1,3]	Private Credit Direct Investment	2,077,416
Sand Trust Series 21-1A - Class SUB, 10/15/2034[1,2]	Private Credit Direct Investment	770,000
US Hospitality Publishers, Inc., 12.44% (SOFR3M + 7.00% + CSA, 1.00% Floor), 12/18/2025, principal $2,150,000[1,3]	Private Credit Direct Investment	2,529,077
VCPF III Co-Invest 1-A, LP1,2	Private Credit Direct Investment	2,595,355
		30,889,258

Equity - 36.7%
ACP Hyperdrive Co-Invest, LLC[1,2,4]	Private Equity Direct Investment	2,859,299
Alpine Investors Iceman CV[-A], LP1,2,4	Private Equity Direct Investment	8,427,046
AP DSB Co-Invest II, LP1,2,4	Private Equity Direct Investment	3,871,074
Biloxi Co-Investment Partners, LP1,2,4	Private Equity Direct Investment	2,251,536
Butterfly Nourish Co-Invest, LP1,2,4	Private Equity Direct Investment	6,062,698
BW Colson Co-Invest Feeder (Cayman), LP1,2,4	Private Equity Direct Investment	5,391,418
BW Phoenix Co-Invest, LP1,3,4	Private Equity Direct Investment	6,981,439
Carlyle Riser Co-Investment, LP1,2,4	Private Equity Direct Investment	3,052,298
Constellation 2022, LP1,2,4	Private Equity Direct Investment	3,604,281
Corsair Amore Investors, LP1,2,4	Private Equity Direct Investment	4,658,101
Coyote 2021, LP1,2,4	Private Equity Direct Investment	5,475,296
DSG Group Holdings, LP1,3,4	Private Equity Direct Investment	8,558,088
Enak Aggregator, LP1,2,4	Private Equity Direct Investment	3,810,776
Falcon Co-Investment Partners, LP1,2,4	Private Equity Direct Investment	2,953,590
Hg Vega Co-Invest, LP1,3,4	Private Equity Direct Investment	7,012,708
ISH Co-Investment Aggregator, LP1,2,4	Private Equity Direct Investment	2,717,136
IvyRehab Holdings, LLC[1,3,4]	Private Equity Direct Investment	8,523,794
KKR Game Changer Co-Invest, LP1,3,4	Private Equity Direct Investment	8,400,000
OceanSound Partners Co-Invest II, LP - Series B1,2,4,5	Private Equity Direct Investment	10,109,829
OceanSound Partners Co-Invest II, LP - Series E1,2,4	Private Equity Direct Investment	11,452,087
OceanSound SMX Continuation Fund, LP1,3,4	Private Equity Direct Investment	6,455,856
Onex OD Co-Invest, LP1,2,4	Private Equity Direct Investment	6,628,985
OSP Co-Invest II, LP1,2,4,5	Private Equity Direct Investment	4,996,980
Palms Co-Investment Partners, LP1,2,4	Private Equity Direct Investment	4,310,407
Project Stream Co-Invest Fund, LP1,2,4	Private Equity Direct Investment	1,688,624
SANCY SLP[1,2,4]	Private Equity Direct Investment	1,424,478
SCPCV-A, LP1,3,4	Private Equity Direct Investment	7,915,173
SEP Hamilton III Aggregator, LP1,2,4	Private Equity Direct Investment	6,512,899
SEP Skyhawk Fund III Aggregator, LP1,2,4	Private Equity Direct Investment	539,121
Silver Lake Strategic Investors VI, LP1,2,4	Private Equity Direct Investment	6,349,506
TPG IX Evergreen Cl 1, LP1,2,4	Private Equity Direct Investment	8,690,780

VCF Compass Co-Investor Holdings, LP1,3,4	Private Equity Direct Investment	6,000,000
Veregy Parent, LLC[1,3,4]	Private Equity Direct Investment	4,224,663
Vistage Equity Investors, LP1,2,4	Private Equity Direct Investment	7,144,487
WestCap Cerebral Co-Invest 2021, LLC[1,2,4]	Private Equity Direct Investment	18,587
WestCap LoanPal Co-Invest 2020, LLC[1,3,4]	Private Equity Direct Investment	3,380,435
Wildcat 21 Co-Invest Fund, LP1,2,4	Private Equity Direct Investment	3,238,001
WP Gateway Co-Invest, LP1,2,4	Private Equity Direct Investment	7,507,026
		203,198,502
Total Direct Investments (Cost $174,554,653)		234,087,760

Primary Funds - 14.2%
Credit - 1.8%
Ashgrove Specialty Lending Fund I SCSp RAIF[1,2,4]	Private Credit Primary	1,188,085
Coller Credit Opportunities I - B, LP1,2	Private Credit Primary	3,391,002
Lynx EBO Fund I (A), LLC[1,2,4]	Private Credit Primary	77,457
Onex Structured Credit Opportunities International Fund I, LLC[1,2]	Private Credit Primary	1,713,813
TKO Fund[1,2,4]	Private Credit Primary	3,249,636
		9,619,993

Equity - 12.4%
Avista Capital Partners V, LP1,2,4	Private Equity Primary	5,376,932
EnCap Energy Transition Fund 1-A, LP1,2,4	Private Equity Primary	1,780,856
Ethos Capital Investments, LP1,2,4	Private Equity Primary	3,275,387
FFL Capital Partners V, LP1,2,4	Private Equity Primary	6,622,701
Grain Spectrum Holdings III (Cayman), LP1,2,4	Private Equity Primary	3,731,730
Gridiron Capital Fund V, LP1,2,4	Private Equity Primary	2,269,402
ICG LP Secondaries Fund I, LP1,2,4	Private Equity Primary	2,532,119
OceanSound Partners Fund, LP1,2,4	Private Equity Primary	4,495,918
OceanSound Partners Fund II, LP1,3,4	Private Equity Primary	3,875,999
Overbay Fund XIV Offshore, LP1,2,4	Private Equity Primary	1,737,512
Sheridan Capital Partners Fund III, LP1,2,4	Private Equity Primary	1,656,349
SK Capital Partners VI-A, LP1,3,4	Private Equity Primary	6,064,208
Sumeru Equity Partners Fund III, LP1,2,4	Private Equity Primary	2,833,185
Sumeru Equity Partners Fund IV, LP1,2,4	Private Equity Primary	1,566,663
WestCap Strategic Operator Fund II, LP1,2,4	Private Equity Primary	5,164,456
WestCap Strategic Operator U.S. Feeder Fund, LP1,3,4	Private Equity Primary	7,803,285
Whitehorse Liquidity Partners IV, LP1,2,4	Private Equity Primary	3,740,480
Whitehorse Liquidity Partners V, LP1,2,4	Private Equity Primary	4,093,320
		68,620,502
Total Primary Funds (Cost $53,686,372)		78,240,495

Private Investment Funds - 8.9%
PIMCO DSCO Fund II Offshore Feeder, LP1,2,4	Private Credit Primary	5,383,368
Post Limited Term High Yield Fund, LP1,2,4	Alternative Strategy Short Duration High Yield	6,573,578
RenaissanceRe Medici Fund, Ltd.[1,2,4]	Alternative Strategy Insurance Linked Securities	8,209,860
Ruffer Absolute Institutional, Ltd.[1,2,4]	Alternative Strategy Global Macro	6,825,372
Saba Capital Carry Neutral Tail Hedge Offshore Fund, Ltd.[1,2,4]	Alternative Strategy Long/Short Carry Neutral	5,434,475
Voleon Composition International Fund[1,2,4]	Alternative Strategy Quant Market Neutral	10,693,695
Voloridge Fund, LP1,2,4	Alternative Strategy Quant Market Neutral	5,889,262
Total Private Investment Funds (Cost $45,891,485)		49,009,610

Secondary Funds - 17.2%
Credit - 5.7%
AG DLI IV (Unlevered), LP1,2,4	Private Credit Secondary	13,169,695
BRCE SPV I, LLC[1,3,4]	Private Credit Secondary	227,374
CCS Co-Investment Vehicle I, LP1,2,4,5	Private Credit Secondary	5,533,601
Coller Credit Opportunities I - Annex I, SLP[1,2]	Private Credit Secondary	3,120,862
CRG Partners III - Parallel Fund (A), LP1,2,4	Private Credit Secondary	3,543,123
PGC U.S. Middle Market Direct Lending Offshore Fund I, LP1,2,4	Private Credit Secondary	5,625,633
		31,220,288

Equity - 11.5%
Adams Street 2009 Direct Fund, LP1,2,4	Private Equity Secondary	23,059
Adams Street 2010 Direct Fund, LP1,2,4	Private Equity Secondary	29,070
Adams Street 2011 Direct Fund, LP1,2,4	Private Equity Secondary	36,576
Adams Street 2011 Non-U.S. Developed Markets Fund, LP1,2,4	Private Equity Secondary	122,932
Adams Street 2011 U.S. Fund, LP1,2,4	Private Equity Secondary	247,017
Adams Street 2013 Global Fund, LP1,2,4	Private Equity Secondary	1,611,374
Adams Street 2014 Global Fund, LP1,2,4	Private Equity Secondary	923,292
Adams Street Partnership Fund 2009 Non-U.S. Developed Markets Fund, LP1,2,4	Private Equity Secondary	97,282
Adams Street Partnership Fund 2009 U.S. Fund, LP1,2,4	Private Equity Secondary	222,875
Adams Street Partnership Fund 2010 Non-U.S. Developed Markets Fund, LP1,2,4	Private Equity Secondary	95,323
Adams Street Partnership Fund 2010 U.S. Fund, LP1,2,4	Private Equity Secondary	231,999
Alchemy Special Opportunities Fund II, LP1,2,4	Private Equity Secondary	959,058
Altor Fund IV (No. 1) AB1,2,4	Private Equity Secondary	6,007,758
ASP (Feeder) 2017 Global Fund, LP1,2,4	Private Equity Secondary	1,125,834
Coller International Partners VI Feeder Fund, LP - Class A1,2,4	Private Equity Secondary	605,521
Coller International Partners VII Feeder Fund, LP - Series B1,2,4	Private Equity Secondary	1,582,157
Forrest Holdings I, LP - Class A1,2,4	Private Equity Secondary	975
Forrest Holdings I, LP - Class B1,2,4	Private Equity Secondary	13,638
Gasherbrum Fund II, LP1,3,4	Private Equity Secondary	7,623,644
Global Infrastructure Partners II-C, LP1,2,4	Private Equity Secondary	1,168,806
Graphite Capital Partners VIII D, LP1,3,4	Private Equity Secondary	3,531,206
ICG Europe Fund V Investor Feeder Limited Partnership[1,2,4]	Private Equity Secondary	673,219
ICG Europe Fund VII Feeder SCSp[1,2,4]	Private Equity Secondary	8,656,045
ICG Ludgate Hill IV-A Leopard, LP1,2,4	Private Equity Secondary	5,371,808
KH Aggregator, LP1,2,4	Private Equity Secondary	4,435,305
Onex Fund V, LP1,2,4	Private Equity Secondary	7,884,276
Overbay Fund XIV (AIV III), LP1,2,4	Private Equity Secondary	1,491,609
Overbay Fund XIV Offshore (AIV), LP1,2,4,5	Private Equity Secondary	2,840,349
Porcupine Holdings, LP - Class A1,2,4	Private Equity Secondary	2,797,949
Porcupine Holdings, LP - Class B1,2,4	Private Equity Secondary	1,924,282
SEP Hamilton, LP1,3,4	Private Equity Secondary	1,395,820
		63,730,058

Total Secondary Funds (Cost $64,381,136)		94,950,346

Total Private Investments (Cost $338,513,646)		456,288,211

U.S. Treasury Bills - 4.5%
United States Treasury Bill, 5.13% OID, 8/29/2024, principal $25,317,000	24,999,462
Total U.S. Treasury Bills (Cost $24,999,462)	24,999,462

Short-Term Investments - 14.6%
Goldman Sachs Financial Square Government Fund - Institutional Class, 5.14%, shares 51,923,745[6]	51,923,745
UMB Money Market Fiduciary, 0.01%, shares 9,521,445[6,7]	9,521,445
UMB Money Market Special, 5.18%, shares 19,442,391[6,7]	19,442,391
Total Short-Term Investments (Cost $80,887,581)	80,887,581

Total Investments (Cost $444,400,689) - 101.7%	$562,175,254
Liabilities in excess of other assets - (1.7)%	(9,426,152)
Net Assets - 100%	$552,749,102

CSA - Credit Spread Adjustment

EurlBOR3M - Three Month Euribor Rate

LLC - Limited Liability Company

LP - Limited Partnership

OID - Original Issue Discount

PIK - Payment In Kind

RAIF - Reserved Alternative Investment Fund

SCSp - Special Limited Partnership

SLP - Special Limited Partnership

SOFR1M - One Month Average Secured Overnight Financing Rate

SOFR3M - Three Month Average Secured Overnight Financing Rate

SONIA - Sterling Overnight Index Average

[1]	Restricted security. The total value of these securities is $456,288,211, which represents 82.6% of total net assets of the Fund. Please refer to the Restricted Securities in the Notes to the Schedule of Investments.
[2]	Investment is valued using the Fund's pro rata net asset value (or its equivalent) as a practical expedient.
[3]	Level 3 securities fair valued using significant unobservable inputs. The total value of these securities is $114,253,753, which represents 20.7% of total net assets of the Fund.
[4]	Non-income producing.
[5]	Affiliated investment for which ownership exceeds 5% of the investment's capital.
[6]	Rate disclosed represents the seven day yield as of the Fund's period end.
[7]	The account is an interest-bearing money market deposit account maintained by UMB Bank, n.a. in its capacity as a custodian for various participating custody accounts. The Fund may redeem its investments in whole, or in part, on each business day.

On June 30, 2024, the Bow River Capital Evergreen Fund had an outstanding forward foreign currency contract with terms as set forth below:

				Contract Amount
Settlement Date	Counterparty	Currency Purchased	Currency Sold	Buy	Sell		Value	Unrealized Depreciation
September 30, 2024	Bannockburn Global Forex, LLC	USD	EUR	$2,464,680	EUR	2,300,000	$2,474,476	$(9,796)
								$(9,796)

Bow River Capital Evergreen Fund

Summary of Investments

June 30, 2024 (Unaudited)

Percent of Total
Security Type/Geographic Region	Net Assets
Private Investments
North America	63.4%
Global	10.0%
Europe	9.2%
Total Private Investments	82.6%
U.S. Treasury Bills	4.5%
Short-Term Investments	14.6%
Total Investments	101.7%
Liabilities in excess of other assets	(1.7)%
Net Assets	100.0%

See accompanying Notes to the Schedule of Investments.

Bow River Capital Evergreen Fund

Notes to the schedule of investments

JUNE 30, 2024 (unaudited)

Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees.

Additional information on each restricted investment held by the Fund on June 30, 2024 is as follows:

	Initial		Fair	% of
Investments	Acquisition Date	Cost	Value	Net Assets
ACP Hyperdrive Co-Invest, LLC	March 7, 2022	$2,594,796	$2,859,299	0.5%
Adams Street 2009 Direct Fund, LP	April 1, 2022	26,033	23,059	0.0%
Adams Street 2010 Direct Fund, LP	April 1, 2022	28,169	29,070	0.0%
Adams Street 2011 Direct Fund, LP	April 1, 2022	44,939	36,576	0.0%
Adams Street 2011 Non-U.S. Developed Markets Fund, LP	April 1, 2022	90,302	122,932	0.0%
Adams Street 2011 U.S. Fund, LP	April 1, 2022	168,823	247,017	0.0%
Adams Street 2013 Global Fund, LP	April 1, 2022	1,314,893	1,611,374	0.3%
Adams Street 2014 Global Fund, LP	April 1, 2022	707,494	923,292	0.2%
Adams Street Partnership Fund 2009 Non-U.S. Developed Markets Fund, LP	April 1, 2022	73,067	97,282	0.0%
Adams Street Partnership Fund 2009 U.S. Fund, LP	April 1, 2022	171,308	222,875	0.0%
Adams Street Partnership Fund 2010 Non-U.S. Developed Markets Fund, LP	April 1, 2022	72,029	95,323	0.0%
Adams Street Partnership Fund 2010 U.S. Fund, LP	April 1, 2022	170,453	231,999	0.0%
AG DLI IV (Unlevered), LP	April 28, 2023	10,710,945	13,169,695	2.4%
Alchemy Special Opportunities Fund II, LP	April 4, 2024	701,979	959,058	0.2%
Alpine Investors Iceman CV[-A], LP	October 20, 2023	7,223,408	8,427,046	1.5%
Altor Fund IV (No. 1) AB	August 12, 2022	6,298,631	6,007,758	1.1%
AP DSB Co-Invest II, LP	July 30, 2021	4,001	3,807	0.0%
AP DSB Co-Invest II, LP	July 30, 2021	1,795,398	3,871,074	0.7%
Ashgrove Specialty Lending Fund I SCSp RAIF	December 17, 2021	969,423	1,188,085	0.2%
ASP (Feeder) 2017 Global Fund, LP	April 1, 2022	785,607	1,125,834	0.2%
Avista Capital Partners V, LP	March 16, 2021	3,891,948	5,376,932	1.0%
Biloxi Co-Investment Partners, LP	August 13, 2021	1,459,561	2,251,536	0.4%
BRCE SPV I, LLC	May 22, 2020	259,595	227,374	0.0%
Butterfly Nourish Co-Invest, LP	February 3, 2023	5,010,381	6,062,698	1.1%
BW Colson Co-Invest Feeder (Cayman), LP	March 15, 2021	3,049,786	5,391,418	1.0%
BW Phoenix Co-Invest, LP	February 9, 2024	7,004,000	6,981,439	1.3%
Carlyle Riser Co-Investment, LP	November 11, 2022	1,826,610	3,052,298	0.6%
CCS Co-Investment Vehicle I, LP	March 29, 2024	4,208,200	5,533,601	1.0%
CL-EA Co-Investment Opportunities I, LP	June 14, 2024	5,273,218	5,242,349	1.0%
Coller Credit Opportunities I - Annex I, SLP	July 29, 2021	2,217,467	3,120,862	0.6%
Coller Credit Opportunities I - B, LP	January 5, 2022	2,760,470	3,391,002	0.6%
Coller International Partners VI Feeder Fund, LP - Class A	October 1, 2020	74,596	605,521	0.1%
Coller International Partners VII Feeder Fund, LP - Series B	October 1, 2020	-	1,582,157	0.3%
Constellation 2022, LP	August 12, 2022	1,560,503	3,604,281	0.7%
Corsair Amore Investors, LP	May 27, 2022	5,051,022	4,658,101	0.8%
Corsair Blade IV (Luxembourg) S.a.r.l.	April 12, 2024	3,369,427	3,463,882	0.6%
Coyote 2021, LP	March 29, 2021	2,614,915	5,475,296	1.0%
CRG Partners III - Parallel Fund (A), LP	December 31, 2022	2,373,967	3,543,123	0.6%
Digital Alpha Solutions Fund, LP	October 28, 2022	2,594,166	4,353,769	0.8%
DSG Group Holdings, LP	September 9, 2022	5,585,674	8,558,088	1.5%

	Initial		Fair	% of
Investments	Acquisition Date	Cost	Value	Net Assets
Enak Aggregator, LP	January 18, 2022	2,861,507	3,810,776	0.7%
EnCap Energy Transition Fund 1-A, LP	April 21, 2021	64,422	1,780,856	0.3%
Ethos Capital Investments, LP	August 16, 2023	2,159,817	3,275,387	0.6%
Falcon Co-Investment Partners, LP	January 26, 2022	2,962,920	2,953,590	0.5%
FFL Capital Partners V, LP	June 16, 2022	4,631,992	6,622,701	1.2%
Forrest Holdings I LP - Class A	March 17, 2021	-	975	0.0%
Forrest Holdings I LP - Class B	March 17, 2021	-	13,638	0.0%
Gasherbrum Fund II, LP	May 30, 2024	6,359,703	7,623,644	1.4%
Global Infrastructure Partners II-C, LP	January 14, 2022	93,525	1,168,806	0.2%
Grain Spectrum Holdings III (Cayman), LP	October 28, 2020	2,700,431	3,731,730	0.7%
Graphite Capital Partners VIII D, LP	June 30, 2020	-	3,531,206	0.6%
Gridiron Capital Fund V, LP	November 27, 2023	2,184,205	2,269,402	0.4%
Hg Vega Co-Invest, LP	May 10, 2024	7,016,708	7,012,708	1.3%
ICG Europe Fund V Investor Feeder Limited Partnership	April 4, 2024	530,173	673,219	0.1%
ICG Europe Fund VII Feeder SCSp	April 4, 2024	6,311,167	8,656,045	1.6%
ICG LP Secondaries Fund I, LP	July 31, 2023	1,079,096	2,532,119	0.5%
ICG Ludgate Hill IV-A Leopard, LP	July 31, 2023	3,796,496	5,371,808	1.0%
ISH Co-Investment Aggregator, LP	May 6, 2021	2,311,692	2,717,136	0.5%
IvyRehab Holdings, LLC	August 25, 2023	8,004,000	8,523,794	1.5%
KH Aggregator, LP	November 30, 2020	2,358,140	4,435,305	0.8%
KKR Game Changer Co-Invest, LP	May 30, 2024	6,004,000	8,400,000	1.5%
Lynx EBO Fund I (A), LLC	December 18, 2020	-	77,457	0.0%
OceanSound Partners Co-Invest II, LP - Series B	November 5, 2021	3,897,268	10,109,829	1.8%
OceanSound Partners Co-Invest II, LP - Series E	December 16, 2022	-	11,452,087	2.1%
OceanSound Partners Fund, LP	December 27, 2021	1,551,397	4,495,918	0.8%
OceanSound Partners Fund II, LP	January 12, 2024	3,931,328	3,875,999	0.7%
OceanSound SMX Continuation Fund, LP	March 29, 2024	5,444,452	6,455,856	1.2%
Onex Fund V, LP	September 30, 2022	6,086,771	7,884,276	1.4%
Onex OD Co-Invest, LP	November 9, 2020	3,511,271	6,628,985	1.2%
Onex Structured Credit Opportunities International Fund I, LLC	May 11, 2021	1,219,737	1,713,813	0.3%
OSP Co-Invest II, LP	January 5, 2024	5,004,000	4,996,980	0.9%
Overbay Fund XIV (AIV III), LP	March 26, 2021	217,378	1,491,609	0.3%
Overbay Fund XIV Offshore (AIV), LP	January 5, 2021	-	2,840,349	0.5%
Overbay Fund XIV Offshore, LP	January 22, 2021	794,079	1,737,512	0.3%
Palmer Square Loan Funding 2021-3, Ltd.	July 9, 2021	1,438,996	1,298,089	0.2%
Palms Co-Investment Partners, LP	June 3, 2022	3,813,961	4,310,407	0.8%
PARIOU SLP	October 14, 2022	5,059,623	5,588,177	1.0%
Pathstone Family Office, LLC	May 16, 2023	2,953,270	2,967,337	0.5%
PGC U.S. Middle Market Direct Lending Offshore Fund I, LP	July 24, 2023	3,182,871	5,625,633	1.0%
PIMCO DSCO Fund II Offshore Feeder, LP	June 30, 2020	4,205,485	5,383,368	1.0%
Polaris Newco	June 18, 2021	1,944,555	2,077,416	0.4%
Porcupine Holdings, LP - Class A	December 29, 2021	1,994,403	2,797,949	0.5%
Porcupine Holdings, LP - Class B	December 29, 2021	2,010,512	1,924,282	0.3%
Post Limited Term High Yield Fund, LP	January 1, 2021	6,000,000	6,573,578	1.2%

	Initial		Fair	% of
Investments	Acquisition Date	Cost	Value	Net Assets
Project Stream Co-Invest Fund, LP	October 1, 2021	2,237,313	1,688,624	0.3%
RenaissanceRe Medici Fund Ltd.	April 28, 2023	7,004,000	8,209,860	1.5%
Ruffer Absolute Institutional, Ltd.	April 1, 2022	7,004,000	6,825,372	1.2%
Saba Capital Carry Neutral Tail Hedge Offshore Fund, Ltd.	January 28, 2022	6,004,000	5,434,475	1.0%
SANCY SLP	October 14, 2022	1,702,143	1,424,478	0.3%
Sand Trust Series 21-1A - Class SUB	November 6, 2021	916,162	770,000	0.1%
SCPCV-A, LP	March 29, 2024	5,797,711	7,915,173	1.4%
SEP Hamilton III Aggregator, LP	August 17, 2020	2,519,336	6,512,899	1.2%
SEP Hamilton, LP	June 30, 2023	941,500	1,395,820	0.3%
SEP Skyhawk Fund III Aggregator, LP	August 24, 2021	510,356	539,121	0.1%
Sheridan Capital Partners Fund III, LP	March 31, 2023	1,897,559	1,656,349	0.3%
Silver Lake Strategic Investors VI, LP	June 2, 2023	5,009,232	6,349,506	1.2%
SK Capital Partners VI-A, LP	April 26, 2024	3,801,426	6,064,208	1.1%
Sumeru Equity Partners Fund III, LP	December 8, 2020	2,257,337	2,833,185	0.5%
Sumeru Equity Partners Fund IV, LP	September 2, 2022	1,610,862	1,566,663	0.3%
TKO Fund	November 4, 2022	2,376,191	3,249,636	0.6%
TPG IX Evergreen Cl 1, LP	November 22, 2023	7,363,677	8,690,780	1.6%
US Hospitality Publishers, Inc.	January 11, 2021	2,580,469	2,529,077	0.5%
VCF Compass Co-Investor Holdings, LP	April 25, 2024	6,004,000	6,000,000	1.1%
VCPF III Co-Invest 1-A, LP	May 13, 2021	1,980,357	2,595,355	0.5%
Veregy Parent, LLC	November 3, 2020	3,005,300	4,224,663	0.8%
Vistage Equity Investors, LP	July 22, 2022	5,004,000	7,144,487	1.3%
Voleon Composition International Fund	February 29, 2024	10,004,000	10,693,695	1.9%
Voloridge Fund, LP	November 1, 2020	5,670,000	5,889,262	1.1%
WestCap Cerebral Co-Invest 2021, LLC	June 17, 2021	261,218	18,587	0.0%
WestCap LoanPal Co-Invest 2020, LLC	December 18, 2020	2,449,212	3,380,435	0.6%
WestCap Strategic Operator Fund II, LP	July 31, 2021	5,082,732	5,164,456	0.9%
WestCap Strategic Operator U.S. Feeder Fund, LP	February 5, 2021	2,721,379	7,803,285	1.4%
Whitehorse Liquidity Partners IV, LP	November 10, 2020	2,497,880	3,740,480	0.7%
Whitehorse Liquidity Partners V, LP	February 24, 2022	3,502,661	4,093,320	0.7%
Wildcat 21 Co-Invest Fund, LP	August 13, 2021	2,255,434	3,238,001	0.6%
WP Gateway Co-Invest, LP	October 2, 2023	6,713,644	7,507,026	1.4%
		$338,513,646	$456,288,211	82.6%